CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net revenue	$ 522,222	$ 650,432	$ 1,038,211	$ 1,293,509	$ 2,932,751	$ 3,225,163
Cost of revenue	(332,815)	(444,395)	(688,029)	(999,487)	(1,819,883)	(2,786,702)
Gross profit	189,407	206,037	350,182	294,022	1,112,868	438,461
Selling expenses	(87,621)	(164,430)	(197,373)	(339,553)	(606,355)	(998,148)
General and administrative expenses	(253,336)	(378,244)	(495,673)	(721,082)	(1,384,823)	(1,963,141)
Total operating expense	(340,957)	(542,674)	(693,046)	(1,060,635)	(1,991,178)	(2,961,289)
Operating loss	(151,550)	(336,637)	(342,864)	(766,613)	(878,310)	(2,522,828)
Other income (expense)
Interest income	13	245	205	428	1,556	848
Interest expense	(873)	(6,223)	(2,364)	(12,181)	(25,103)	(25,267)
Other income (expense), net	511	(2,042)	553	(1,450)	2,664	7,930
Total other expense	(349)	(8,020)	(1,606)	(13,203)	(20,883)	(16,489)
Loss from continuing operations before income taxes	(151,899)	(344,657)	(344,470)	(779,816)	(899,193)	(2,539,317)
Income taxes	0	0	0	0	0	0
Loss from continuing operations	(151,899)	(344,657)	(344,470)	(779,816)	(899,193)	(2,539,317)
Loss from discontinued operations, net of income taxes	(54,589)	(25)	(54,589)	(8,637)	(8,604)	(189,751)
Net loss	(206,488)	(344,682)	(399,059)	(788,453)	(907,797)	(2,729,068)
Net loss attributable to noncontrolling interests:
Net loss from continuing operations	53,134	104,369	106,884	238,287	205,029	898,853
Net loss from discontinued operations	34,773	16	34,773	5,502	5,481	120,871
Total net loss attributable to noncontrolling interest	87,907	104,385	141,657	243,789	210,510	1,019,724
Net loss attributable to NOWNews Digital Media Technology Co. Ltd.	(118,581)	(240,297)	(257,402)	(544,664)	(697,287)	(1,709,344)
Foreign currency translation loss	(7,675)	(23,916)	(14,447)	(5,805)	68,686	(3,776)
Comprehensive loss	(126,256)	(264,213)	(271,849)	(550,469)	(628,601)	(1,713,120)
Other comprehensive loss attributable to noncontrolling interests	2,866	7,825	5,265	2,395	(23,633)	(608)
Comprehensive loss attributable to NOWNews Digital Media Technology Co. Ltd.	(123,390)	(256,388)	(266,584)	(548,074)	(652,234)	(1,713,728)
Amount attributable to common stockholders:
Net loss from continuing operations, net of income taxes	(98,765)	(240,288)	(237,586)	(541,529)	(694,164)	(1,640,464)
Net loss from discontinued operations, net of income taxes	(19,816)	(9)	(19,816)	(3,135)	(3,123)	(68,880)
Net loss attributable to common stockholders	$ (118,581)	$ (240,297)	$ (257,402)	$ (544,664)	$ (697,287)	$ (1,709,344)
Net loss attributable to common stockholders - basic and diluted
Loss from continuing operations (in dollars per share)	$ (0.01)	$ (0.10)	$ (0.01)	$ (0.23)	$ (0.15)	$ (0.68)
Loss from discontinued operations (in dollars per share)	0	0	0	0	(0.00)	(0.03)
Net loss attributable to common stockholders (in dollars per share)	$ (0.01)	$ (0.10)	$ (0.01)	$ (0.23)	$ (0.15)	$ (0.71)
Weighted average shares outstanding, basic and diluted (in shares)	22,412,000	2,412,000	22,412,000	2,412,000	4,676,756	2,412,000